SUBSEQUENT EVENTS (Details Narrative) - Subsequent Event [Member]	Oct. 07, 2025 shares
Subsequent Event [Line Items]
Reverse stock split	1-for-30 share consolidation of the ordinary shares of no par value each (the “Share Consolidation”).
Share consolidation total, shares	1,145,400